[Transamerica Life Insurance Company Letterhead]

September 22, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Separate Account VA D
File No. 811-09777, CIK 0001034622
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA D, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance TrustSM and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On September 3, 2004, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 17, 2004, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On September 15, 2004, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 20, 2004, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

•	On August 31, 2004, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316); and